TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
18.	TRADE AND OTHER RECEIVABLES

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Trade receivables, net of impairment losses	17,754	21,318
Prepayments	576	807
Contract assets	2,317	1,894
Value added tax	59	63
Finance lease receivables	281	359

	20,987	24,441

Trade receivables are shown net of an impairment losses provision of US$5,443,000 (2018: US$4,202,000) (see Note 29). Prepayments are shown net of impairment of US$1,376,000 (2018: US$1,608,000) (see Note 7).

Contract assets have increased compared to the prior year as the Group shipped more product to customers with cost per test contracts in the last month of the year.

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2019 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	523	242	281
Between one and five years (Note 16)	805	402	403

	1,328	644	684

	December 31, 2018 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	617	258	359
Between one and five years (Note 16)	888	412	476

	1,505	670	835

The Group classified future minimum lease receivables between one and five years of US$403,000 (2018: US$476,000) as Other Assets, see Note 16. Under the terms of the lease arrangements, no contingent rents are receivable.

 (ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2019 US$‘000
	Instruments	Total
Less than one year	3,528	3,528
Between one and five years	27	27

	3,555	3,555

	December 31, 2018 US$‘000
	Instruments	Total
Less than one year	3,498	3,498
Between one and five years	32	32

	3,530	3,530